Prepaid Expense	12 Months Ended
Dec. 31, 2025
Prepaid Expense [Abstract]
Prepaid expense

4. Prepaid expense

Prepaid expense consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Consulting fee	$1,079,299	$-
Legal fee	20,000	-
Insurance expenses	17,948	2,599
Others	7,420	1,172
Total	$1,124,667	$3,771

Prepaid expense consist of primarily prepaid consulting fee, legal fee, insurance expenses and office expenses.

Prepaid consulting fee is refundable deposits. On April 11, 2025, a subsidiary of the Company entered into an exclusive agent agreement (the “Exclusive Agent Agreement”) with an independent third-party agent incorporated in Hong Kong. This agreement authorizes the agent to exclusively represent the Company in the negotiation and acquisition of biotech-related intellectual property and projects for application in the wine vintage sector.

The Exclusive Agent Agreement included total consideration of $100,000 for the service fees, with $50,000 paid upon signing of this agreement and $50,000 paid upon completion of the acquisition facilitated. Also, it required $900,000 refundable deposits to secure an exclusivity period of six months, which commences upon the agent’s identification of a qualified acquisition opportunity and the memorandum of understanding successfully signed. The Exclusive Agent Agreement is valid for twelve months from the date of the Exclusive Agent Agreement, unless terminated by either party with 30 days’ written notice. Up to the date of this annual report, the refundable deposits had not released, and the company plan to extend the agreement.